CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Schedule Of Cash and Cash Equivalents
	December 31,
	2015	2014
	US Dollars in thousands

Denominated in U.S. dollars	537	773
Denominated in NIS	362	150
Denominated in Euro	139	206

	1,038	1,129